Revenue - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation, amount	$ 154,200,000
Contract with customer, liability, revenue recognized	4,900,000	$ 4,400,000
Contract with customer, performance obligation satisfied in previous period	2,000,000.0	100,000
Contract assets	2,825,000	2,512,000
Deferred revenue	7,600,000	5,600,000
Capitalized contract cost, impairment loss	$ 0	$ 200,000
Customer Concentration Risk | Revenue from Contract with Customer Benchmark | Three Customers
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Concentration risk, percentage	57.00%	69.20%
Customer Concentration Risk | Accounts Receivable | Three Customers
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Concentration risk, percentage	78.40%	73.50%
Minimum
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation, expected timing of satisfaction, period	1 month 6 days
Maximum
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation, expected timing of satisfaction, period	9 years 7 months 6 days